Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2016
Fair value measurements [Abstract]
Derivative instruments effect on statement of operations
	Six month period ended June 30,
	2015	2016
Unaudited Condensed Consolidated Statement of Operations
Gain/(loss) on derivative instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$883	$(1,930)
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(1,344)	(2,709)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	(227)	(42)
Total Gain/(Loss) on derivative instruments, net	$(688)	$(4,681)

Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(1,491)	(667)
Total Gain/(Loss) recognized	$(1,491)	$(667)

Fair value measurements on a recurring basis
	Significant Other Observable Inputs (Level 2)
	December 31, 2015		June 30, 2016
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - asset position	$ -	-	$ -	-
Total	$ -	-	$ -	-
LIABILITIES
Interest rate swaps - liability position	$ 7,642	807	$ 9,155	1,362
Total	$ 7,642	807	$ 9,155	1,362